Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Reflected in the Balance Sheets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected in the balance sheets [Abstract]
Ordinary shares subject to possible redemption Beginning			$ 46,000,000
Add: Accretion of carrying value to redemption value			7,687
Add: Reclassification of temporary equity			1,380,000
Ordinary shares subject to possible redemption Ending		$ 6,055,016	$ 47,387,687
Less: Redemption of 633,792 shares		(6,529,259)
Less: Redemption of 1,025,281 shares		(10,742,905)
Less: Redemption of 2,375,991 shares		(25,180,851)
Add: Accretion of carrying value to redemption value		64,950
Add: Reclassification of temporary equity	183,700	1,055,394